Business Segment Analysis (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Business segment information
Net revenue		¥ 3,918.1	[1]	¥ 4,061.8	[2]	¥ 4,193.4	[3]
Operating expenses		2,717.5	[1]	2,690.3	[2]	2,666.3	[3]
Operating profit (loss)		1,200.6	[1]	1,371.5	[2]	1,527.1	[3]
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member]
Business segment information
Operating profit (loss)		23.5		24.3		23.9
BK and TB [Member]
Business segment information
Net revenue	[4]	2,029.9	[1]	2,190.5	[2]	2,396.0	[3]
Net interest income		1,119.7	[1]	1,221.8	[2]	1,326.5	[3]
Net fees		667.2	[1]	688.6	[2]	693.7	[3]
Other		243.0	[1]	280.1	[2]	375.8	[3]
Other than BK and TB [Member]
Business segment information
Net revenue		1,888.2	[1]	1,871.3	[2]	1,797.4	[3]
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue		3,342.2		3,318.7		3,420.2
Operating expenses		2,349.0		2,310.6		2,301.4
Operating profit (loss)		993.2		1,008.1		1,118.8
Business Segment [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	1,552.3		1,610.4		1,726.7
Net interest income		708.3		731.4		798.0
Net fees		758.5		795.6		797.1
Other		85.5		83.4		131.6
Business Segment [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		1,789.9		1,708.3		1,693.5
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		1,584.3		1,568.0		1,645.9
Operating expenses		1,227.6		1,234.1		1,234.9
Operating profit (loss)		356.7		333.9		411.0
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	785.9		817.0		885.5
Net interest income		465.8		482.0		524.3
Net fees		288.4		300.6		319.7
Other		31.7		34.4		41.5
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		798.4		751.0		760.4
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		522.6		527.1		568.1
Operating expenses		295.6		290.0		292.0
Operating profit (loss)		227.0		237.1		276.1
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	439.8		446.9		476.6
Net interest income		150.7		143.8		161.5
Net fees		233.2		245.0		227.9
Other		55.9		58.1		87.2
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		82.8		80.2		91.5
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		378.6		418.3		431.0
Operating expenses		242.8		236.0		233.2
Operating profit (loss)		135.8		182.3		197.8
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	246.3		275.6		292.4
Net interest income		95.2		107.3		114.2
Net fees		153.1		177.3		175.3
Other		(2.0)		(9.0)		2.9
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		132.3		142.7		138.6
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		666.3		628.6		599.0
Operating expenses		463.6		435.8		436.9
Operating profit (loss)		202.7		192.8		162.1
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	(3.5)		(1.8)		(2.0)
Net interest income		(3.4)		(1.7)		(2.0)
Other		(0.1)		(0.1)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		669.8		630.4		601.0
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		190.4		176.7		176.2
Operating expenses		119.4		114.7		104.4
Operating profit (loss)		71.0		62.0		71.8
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	83.8		72.7		74.2
Net fees		83.8		72.7		74.2
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		106.6		104.0		102.0
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		565.2		686.8		715.5
Operating expenses		225.7		217.4		212.5
Operating profit (loss)		339.5		469.4		503.0
Business Segment [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	368.6		491.5		531.6
Net interest income		182.0		291.0		271.9
Net fees		(12.2)		(8.2)		(23.7)
Other		198.8		208.7		283.4
Business Segment [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		196.6		195.3		183.9
Business Segment, Other [Member]
Business segment information
Net revenue		10.7		56.3		57.7
Operating expenses		142.8		162.3		152.4
Operating profit (loss)		(132.1)		(106.0)		(94.7)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[4]	109.0		88.6		137.7
Net interest income		229.4		199.4		256.6
Net fees		(79.1)		(98.8)		(79.7)
Other		(41.3)		(12.0)		(39.2)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (98.3)		¥ (32.3)		¥ (80.0)

[1]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.5 billion for the fiscal year ended March 31, 2018.
[2]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥24.3 billion for the fiscal year ended March 31, 2017.
[3]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.9 billion for the fiscal year ended March 31, 2016.
[4]	"BK and TB" is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.